SHARE EXCHANGE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 4. SHARE EXCHANGE

On April 24, 2013, the shareholders of the Company entered into a definitive agreement pursuant to which its shareholders exchanged common stock of Edible Garden Corp. for common stock of the Company.  Under the agreement the Company acquired the customer list. Under the terms of this agreement the Company paid 1,250,000 shares of common stock valued at $212,500.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period.

The company felt as though the value was reasonable for both quantitative and qualitative reasons considering the Vande Vrede family brought long-term relationships with multiple retailers throughout the Northeast and provided those lists to the newly formed Edible Garden Corp.. Based upon the historical sales the Vande Vredes have done through their family flower cultivation business to the same retailers and the companys expectation that fresh produce will drive greater sales and cash flows, the companys internal cash flow model leads us to expect to recapture that expense in the 2014 fiscal year.  The company has already begun to experience an increase in revenue and expects corresponding margins to rise with the completion of the new facility.  If we consistently service these relationships in the same manner the Vande Vredes have over the years the useful life is difficult to determine, as it is a factor of their need for the companys products and the companys ability to produce up to their standards.  The new facility is being constructed to fulfill visible demand from retailers and while no firm written contracts exist the company has had conversations with multiple retailers, including Shoprite, BJs Wholesale and others regarding their appetite for the companys products as well as additional lines.  The companys products are in approximately 400 retailers throughout the Northeast, which is a direct result of the relationships and lists that Terra Tech Corp acquired with the companys purchase of Edible Garden Corp.